Note 46 (Tables)	12 Months Ended
Dec. 31, 2023
Provisions or reversal of provisions [Abstract]
Provisions or reversal of provisions [Table Text Block]
For the years ended December 31, 2023, 2022 and 2021, the net provisions recognized in this income statement line item were as follows:

Provisions or reversal of provisions (Millions of Euros)
	Notes	2023	2022	2021
Pensions and other post-employment defined benefit obligations	25	31	(89)	61
Commitments and guarantees given		76	87	8
Pending legal issues and tax litigation		171	210	135
Other provisions (1)		95	84	814
Total		373	291	1,018
(1) In 2021, it includes a provision for the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Note 24).